Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement of cash flows [abstract]
Loss per common share, diluted	$ (0.14)	$ (0.22)	$ (0.28)
Weighted average number of shares outstanding – diluted	47,967,469	26,392,018	16,589,650